Siginificant Events Occurred During The Period	6 Months Ended
Jun. 30, 2024
Siginificant Events Occurred During The Period [Abstract]
SIGINIFICANT EVENTS OCCURRED DURING THE PERIOD

NOTE 6:- SIGINIFICANT EVENTS OCCURRED DURING THE PERIOD

1.	Qpoint Acquisition

On April 3, 2024 the Company acquired for NIS 25,000 thousand in cash the shares of Qpoint. Payments were agreed to be carried out in three installments as follows: (i) NIS 4,000 thousand on the signing date; (ii) NIS 16,000 thousand on the closing date (which was April 8, 2024); (iii) an additional NIS 5,000 thousand no later than February 10, 2025 (of which NIS 2,500 thousand was already paid by June 5, 2024).

Following this acquisition the Company holds 100% of Qpoint. This acquisition is strategically aligned with the Company’s mission to establish a leading global secure data fabric ecosystem.

Qpoint, which was established in 2009, comprises five subsidiaries and provides solutions and consulting across various verticals, including innovative data management and security solutions.

2.	Dominion

A Schedule 13D was jointly filed by (i) Dominion Capital LLC, a Connecticut limited liability Company (“Dominion”), (ii) DC Rainier SPV LLC, a Delaware limited liability Company, (iii) Dominion Capital Holdings LLC, a Delaware limited liability Company, (iv) Mikhail Gurevich and (v) Gennadiy Gurevich (collectively, the “Reporting Persons”) with the SEC on March 18, 2024 (the “Schedule 13D Filing”) with respect to the Reporting Persons’ beneficial ownership of shares of Hub Cyber Security Ltd. (the “Company”). In the Schedule 13D Filing, the Reporting Persons made several inaccurate statements regarding the Company. Notably, they alleged that on February 14, 2024, Dominion commenced insolvency proceedings against the Company under Israeli law. Contrary to this claim, the Company has not received any related motion at the time. The Company has filed a counterclaim against Dominion in the commercial litigation proceedings between the parties in the United States referenced in the Schedule 13D Filing. The Company maintains the right to hold the Reporting Persons accountable for their malicious and detrimental actions aimed at harming the Company.

The claim by Dominion to initiate insolvency proceedings was actually filed by Dominion in Israel on April 9, 2024.

3.	Debt Arrangement with Comsec Creditors and a vendor Settlement

The Comsec Group’s total liabilities sum up to NIS 55,000 thousand, but this amount is divided between different groups of creditors with different priorities, and includes provisions for employee’s vacation days, social benefits, liabilities for other subsidiaries and debts that their settlement is already happening. The Company assesses that it can pay 30% out of the total outstanding debt ( i.e. “Hair cut” of 70%) over a period of 3 years, on a quarterly basis and negotiations for a settlement agreement with the creditors are currently in an advanced phase.

Comsec Group and the Company have reached a settlement agreement with a vendor, which is one of the creditors, and whose debt is also covered by a guarantee by the Company.

According to the settlement agreement, a vendor will receive an amount of NIS 13,656 thousand according to the following payment schedule:

(i)	NIS 5,000 thousand until April 7, 2024

(ii)	NIS 4,328 thousand until May 15, 2024

(iii)	NIS 4,328 thousand until July 15, 2024

As the Company was guarantor to the debt to a vendor, the Company has paid the first two payments, and is expected to pay the third one as well. For further information refer also to Note10 (g).

4.	Credit Line to Blackswan

The Company entered into a Loan and Security Agreement with BST, with an effective date of December 4, 2023 (the “BST Loan Agreement”). Under the BST Loan Agreement, upon the request of BST, the Company may make, at its sole discretion, cash advances to BST, from time to time, until June 30, 2024, in an aggregate principal amount of up to $6,000 thousand.

The principal amounts the Company lends to BST under the BST Loan Agreement accrue interest at a fixed rate per annum equal to fifteen percent (15%) and are repayable on January 1, 2025, provided that BST has the right to prepay the any outstanding loan amounts upon at least two days prior notice. Upon the occurrence of certain customary events of default, any outstanding loan amounts are immediately repayable and overdue obligation will carry interest at a fixed rate per annum equal to eighteen percent (18%).

Through June 30, 2024, the Company has provided to BST an aggregated amount of $2,012 thousand under the BST Loan Agreement, of which $1,023 thousand was provided until December 31, 2023 and $989 was provided until June 30, 2024, while $417 thousand were recorded as selling and marketing expenses. As of June 30, 2024, $1,595 presented as part of long-term receivables. In addition, $572 thousand was provided after the balance sheet date.